Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill
The following is a summary of the changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017 (in thousands):

	E&P Technology & Services	Optimization Software & Services	Total
Balance at January 1, 2017	$2,943	$19,265	$22,208
Impact of foreign currency translation adjustments	—	1,881	1,881
Balance at December 31, 2017	2,943	21,146	24,089
Impact of foreign currency translation adjustments	—	(1,174)	(1,174)
Balance at December 31, 2018	$2,943	$19,972	$22,915